Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Financial Assets or Liabilities Recorded at Fair value on Recurring Basis

The financial assets or liabilities recorded at fair value on a recurring basis are set forth in the table below (in thousands):

	December 31, 2024	December 31, 2023	Valuation Technique
Assets:
Interest rate swaps (Level 2)	$10,633	$24,947	A
Total assets	$10,633	$24,947

Liabilities:
Contingent consideration (Level 3)	$8,386	$5,331	C
Total liabilities	$8,386	$5,331

Summary of Changes in Fair Value of the Company's Contingent Consideration

The following table summarizes the changes in fair value of the Company’s contingent consideration for the years ended December 31, 2024 and 2023, as follows (in thousands):

Balance at January 1, 2023	$5,818
Additions from acquisitions	3,319
Contingent consideration payments	(3,362)
Change in fair value	(444)
Balance at December 31, 2023	$5,331
Addition of acquisition earn-out	200
Addition of post-closing equity adjustment feature	4,750
Contingent consideration payments	(4,156)
Change in fair value	2,261
Balance at December 31, 2024	$8,386